ACQUISITION OF ZHEJIANG ORDINARY SMILE (Tables)	12 Months Ended
Dec. 31, 2025
Zhejiang Ordinary Smile Auto Sales Co Ltd
Business Acquisition [Line Items]
Schedule of fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets

December 2,
2025
Customer relationship	$10,100
Goodwill	21,237
Deferred tax liabilities	(2,525)
Total purchase consideration	$28,812